Financial Risk Management (Details) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of Financial Risk Management [Line Items]
Non-derivatives Borrowings	$ 53,877	$ 75,416	$ 80,516	$ 57,795
Non-derivatives Finance lease obligations	0	0	0	106
Non-derivatives Trade payables	21,143	19,221	18,357	25,302
Non-derivatives Bank guarantees	0	0	582	372
Non-derivatives Total	75,020	94,637	99,455	83,575
Derivatives Gross future cash settlement on forward currency contracts - inflow	48,309	49,833	61,788	26,496
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(50,396)	(54,021)	(67,317)	(28,785)
Derivatives Total	(2,087)	(4,188)	(5,529)	(2,289)
Not later than one month [member]
Disclosure of Financial Risk Management [Line Items]
Non-derivatives Borrowings	26,482	56,333	63,054	22,322
Non-derivatives Finance lease obligations	0	0	0	66
Non-derivatives Trade payables	21,143	19,221	18,357	25,302
Non-derivatives Bank guarantees	0	0	0	0
Non-derivatives Total	47,625	75,554	81,411	47,690
Derivatives Gross future cash settlement on forward currency contracts - inflow	13,577	2,078	6,636	0
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(13,950)	(2,250)	(7,097)	0
Derivatives Total	(373)	(172)	(461)	0
Later than one month and not later than three months [member]
Disclosure of Financial Risk Management [Line Items]
Non-derivatives Borrowings	148	129	127	996
Non-derivatives Finance lease obligations	0	0	0	40
Non-derivatives Trade payables	0	0	0	0
Non-derivatives Bank guarantees	0	0	0	0
Non-derivatives Total	148	129	127	1,036
Derivatives Gross future cash settlement on forward currency contracts - inflow	13,837	9,900	18,755	1,841
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(14,453)	(11,326)	(20,454)	(2,029)
Derivatives Total	(616)	(1,426)	(1,699)	(188)
Later than three months and not later than one year [member]
Disclosure of Financial Risk Management [Line Items]
Non-derivatives Borrowings	27,247	18,631	572	17,496
Non-derivatives Finance lease obligations	0	0	0	0
Non-derivatives Trade payables	0	0	0	0
Non-derivatives Bank guarantees	0	0	0	0
Non-derivatives Total	27,247	18,631	572	17,496
Derivatives Gross future cash settlement on forward currency contracts - inflow	20,895	37,855	36,397	15,715
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	(21,993)	(40,445)	(39,766)	(17,133)
Derivatives Total	(1,098)	(2,590)	(3,369)	(1,418)
Later than one year and not later than five years [member]
Disclosure of Financial Risk Management [Line Items]
Non-derivatives Borrowings	0	323	16,763	16,981
Non-derivatives Finance lease obligations	0	0	0	0
Non-derivatives Trade payables	0	0	0	0
Non-derivatives Bank guarantees	0	0	582	372
Non-derivatives Total	0	323	17,345	17,353
Derivatives Gross future cash settlement on forward currency contracts - inflow	0	0	0	8,940
Derivatives Gross future cash settlement on forward currency contracts - (outflow)	0	0	0	(9,623)
Derivatives Total	$ 0	$ 0	$ 0	$ (683)